Summary of Significant Accounting Policies - Leases and Segment reporting (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥) segment	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets, net	¥ 3,277,542	$ 460,750	¥ 2,061,492
Operating lease liabilities, current	707,068	99,398	473,245
Operating lease liabilities, noncurrent	¥ 1,743,489	$ 245,096	1,369,825
Operating lease term (in years)	50 years	50 years
Number of reportable segments | segment	1
Other non-current liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred government grants | ¥	¥ 408,666		¥ 0